Protective Life Insurance Company - First Variable Annuity Fund A

Financial Statements

December 31, 2020

Protective Life Insurance Company - First Variable Annuity Fund A

Report of Independent Registered Public Accounting Firm

To the Contract Owners of First Variable Annuity Fund A

and Board of Directors of Protective Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Life Insurance Company - First Variable Annuity Fund A (collectively, the Separate Account), as of December 31, 2020, the related statements of operations for the year then ended, the statements of  changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of their operations for the year then ended and the changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2018 were audited by other independent registered public accountants whose report dated April 22, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of Protective Life Insurance Company’s separate accounts since 2019.

Birmingham, Alabama

April 29, 2021

Appendix A

Subaccounts

American Century VP Disciplined Core Value Fund I (4)

American Century VP International

American Century VP Ultra

Federated Hermes for US Government Securities II (2)

Federated Hermes High Income Bond II (3)

Federated Hermes for US Government II (1)

Fidelity Contrafund - Class 2

Fidelity Growth & Income - Class 2

1 – Effective April 28, 2020, name changed from Federated US Government II- Class A

2- Effective April 28, 2020, name changed from Federated Government Money Fund II-Class

3- Effective April 28, 2020, name changed from Federated High Income Bond II- Class P

4 – Effective September 25, 2020, name changed from American Century VP Income Growth

2

Protective Life Insurance Company - First Variable Annuity Fund A

Statement of Assets and Liabilities

As of December 31, 2020

	American Funds Variable Insurance Products Trust			Federated			Fidelity Variable Insurance Products Fund
($ in thousands, except Fair Value per Share)	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Growth & Income - Class 2
ASSETS
Investments in subaccounts at fair value	$56	$99	$172	$357	$233	$831	$1,341	$935
Receivable from Protective Life Insurance Company	—	—	—	—	—	1	1	1
Total assets	56	99	172	357	233	832	1,342	936

LIABILITIES
Payable to Protective Life Insurance Company	—	—	—	—	—	1	1	1
Net assets	$56	$99	$172	$357	$233	$831	$1,341	$935

Units Outstanding	2	4	4	21	12	27	27	32

Shares Owned in each Portfolio	5	7	6	32	233	130	29	43

Fair Value per Share	$10.28	$14.10	$27.48	$11.16	$1.00	$6.41	$46.73	$21.72

Investment in Portfolio shares, at Cost	$40	$57	$78	$353	$1	$860	$784	$652

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund A

Statement of Operations

For the year ended December 31, 2020

	American Funds Variable Insurance Products Trust			Federated			Fidelity Variable Insurance Products Fund
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Growth & Income - Class 2
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$1	$—	$—	$8	$—	$45	$1	$16

EXPENSES
Mortality and expense risk and administrative charges	—	1	1	3	2	8	12	8

Net investment income (loss)	1	(1)	(1)	5	(2)	37	(11)	8

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	—	—	—	—	—	(1)	4	1
Capital gain distributions	2	1	12	—	—	—	6	42
Net realized gain (loss) on investments	2	1	12	—	—	(1)	10	43

Net unrealized appreciation (depreciation) on investments	2	19	45	9	—	—	302	6
Net realized and unrealized gain (loss) on investments	4	20	57	9	—	(1)	312	49

Net increase (decrease) in net assets resulting from operations	$5	$19	$56	$14	$(2)	$36	$301	$57

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund A

Statement of Changes in Net Assets

For the year ended December 31, 2020

	American Funds Variable Insurance Products Trust			Federated			Fidelity Variable Insurance Products Fund
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Growth & Income - Class 2
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS
Net investment income (loss)	$1	$(1)	$(1)	$5	$(2)	$37	$(11)	$8
Net realized gain (loss) on investments	2	1	12	—	—	(1)	10	43
Net unrealized appreciation (depreciation) on investments	2	19	45	9	—	—	302	6
Net increase (decrease) in net assets resulting from operations	5	19	56	14	(2)	36	301	57

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners’ net payments	—	—	—	—	—	—	—	—
Contract maintenance fees	—	—	—	—	—	—	—	—
Contract owners’ benefits	—	—	—	—	—	—	—	—
Transfer (to) from other portfolios	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	—	—	—	—	—	—	—	—

Total increase (decrease) in net assets	5	19	56	14	(2)	36	301	57

NET ASSETS
Beginning of period	51	80	116	343	235	795	1,040	878
End of period	$56	$99	$172	$357	$233	$831	$1,341	$935

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund A

Statement of Changes in Net Assets

For the year ended December 31, 2019

	American Funds Variable Insurance Products Trust			Federated			Fidelity Variable Insurance Products Fund
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Growth & Income - Class 2
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS
Net investment income (loss)	$1	$—	$(1)	$5	$2	$38	$(7)	$19
Net realized gain (loss) on investments	4	4	11	—	—	(1)	111	71
Net unrealized appreciation (depreciation) on investments	5	13	19	11	—	58	139	106
Net increase (decrease) in net assets resulting from operations	10	17	29	16	2	95	243	196

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners’ net payments	—	—	—	—	—	—	—	—
Contract maintenance fees	—	—	—	—	—	—	—	—
Contract owners’ benefits	—	—	—	(5)	(27)	(10)	(15)	(8)
Transfer (to) from other portfolios	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	—	—	—	(5)	(27)	(10)	(15)	(8)

Total increase (decrease) in net assets	10	17	29	11	(25)	85	228	188

NET ASSETS
Beginning of period	41	63	87	332	260	710	812	690
End of period	$51	$80	$116	$343	$235	$795	$1,040	$878

The accompanying notes are an integral part of these financial statements

(1) Organization

Protective Life Insurance Company - First Variable Annuity Fund A (“Separate Account”) began operations as a segregated account of First Variable Life Insurance Company (“First Variable”). On January 2, 2004, First Variable was merged into its parent company, Protective Life Insurance Company (“Protective Life”).   Protective Life is a wholly owned subsidiary of Protective Life Corporation (“PLC”).  PLC and its subsidiaries are wholly owned subsidiaries of The Dai-ichi Life Insurance Company, Limited, a kabushiki kaisha organized under the laws of Japan (now known as Dai-ichi Life Holdings, Inc.).  The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (“Contracts”) are allocated until maturity or termination of the Contracts. New contracts are no longer being sold but holders of existing contracts may make additional deposits.  The variable annuity product funded by the Separate Account is the Individual Deferred Variable Annuity.

The Separate Account is structured as a unit investment trust registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended.  The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services — Investment Companies”.

During the years ended December 31, 2020 and 2019, assets were invested in eight subaccounts.

American Century VP Disciplined Core Value Fund I (d)	Federated Hermes Government Money Fund II (a)
American Century VP International	Federated Hermes High Income Bond II (b)
American Century VP Ultra	Fidelity Contrafund — Class 2
Federated Hermes for US Government Securities II (c)	Fidelity Growth & Income — Class 2

(a) Effective April 28, 2020, name changed from Federated Government Money Fund II — Class

(b) Effective April 28, 2020, name changed from Federated High Income Bond II — Class P

(c) Effective April 28, 2020, name changed from Federated US Government II — Class A

(d) Effective September 25, 2020, name changed from American Century VP Income Growth

Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets.  Such amounts are used to provide account funds to pay contract values under the Contracts.  Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Protective Life’s other assets and liabilities.

Contract owners may allocate some or all of the applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life’s General Account. The assets of Protective Life’s General Account support its insurance and annuity obligations and are subject to Protective Life’s general liabilities from business operations.  As of December 31, 2020, there were no contract values allocated to the Guaranteed Account.

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to Protective Life. As of December 31 2020, COVID-19 related impacts to Protective Life, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.  Management will continue to monitor developments, and their impact on the fair value of the subaccounts in which the Separate Account invest.

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value. The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

(2) Significant Accounting Policies, continued

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares (determined for each product using the weighted average method) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the funds. Ordinary dividend and capital gain distributions are from net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying Funds.

Accumulation Unit Value

The Accumulation Unit Value for each class of Accumulation Units in a subaccount at the end of every Valuation Date is the Accumulation Unit Value for that class at the end of the previous Valuation Date times the net investment factor as defined in the underlying product prospectus.

Net transfers (to) from Subaccounts of Affiliate

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owner’s interest to or from another subaccount or to the general account of Protective Life.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of PLC.  Under the provisions of the Contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge has been made against the Separate Account for such tax during the year ended December 31, 2020.  Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Contracts in Annuity Payment Period

Net assets allocated to contracts in the annuity payout period are computed according to the 1983 Individual Annuity Mortality Table.  The assumed investment return varies between 3% and 4%, depending on the specific Contract.  The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the Separate Account by Protective Life to cover greater longevity of annuitants than expected.  Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life for the calculated or excess differential.  As of December 31, 2020, there are no contracts in the annuity payout phase.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests.  Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets.  Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds.

(3) Fair Value of Financial Instruments

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.  As there are no level 3 assets in any period presented, disclosure of transfers between level 3 or disclosure of a reconciliation of level 3 assets is not required.  In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1:  Unadjusted quoted prices for identical assets in an active market.

Level 2:  Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)  Quoted prices for similar assets in active markets

b)        Quoted prices for identical or similar assets in non-active markets

c)         Inputs other than quoted market prices that are observable

d)        Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of Fair Values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds with readily determinable fair values. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

(4) Changes in Units Outstanding

The change in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

(in thousands)

	2020						2019
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)		Units Issued	Units Redeemed	Net Increase (Decrease)

American Century VP Disciplined Core Value Fund I	0	*	0	*	0	*	0	0	0
American Century VP International	0	*	0	*	0	*	0	1	-1
American Century VP Ultra	0	*	0		0		0	0	0
Federated Hermes for US Government Securities II	0	*	0	*	0	*	0	0	0
Federated Hermes Government Money Fund II	0	*	0	*	0	*	0	0	0
Federated Hermes High Income Bond II	0	*	0	*	0	*	0	0	0
Fidelity Contrafund — Class 2	0	*	0	*	0	*	0	0	0
Fidelity Growth & Income — Class 2	0	*	0	*	0	*	0	0	0

*The subaccount has unit activity that rounds to less than $1,000.

(5) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2020 are as follows:

(in thousands)

	Purchases	Sales

American Century VP Disciplined Core Value Fund I	$3	$0
American Century VP International	2	1
American Century VP Ultra	12	1
Federated Hermes for US Government Securities II	8	4
Federated Hermes Government Money Fund II	0	2
Federated Hermes High Income Bond II	45	8
Fidelity Contrafund — Class 2	7	12
Fidelity Growth & Income — Class 2	58	8

(6) Financial Highlights

Protective Life offers one variable annuity product that is funded by the Separate Account.  Because there is only one available product, there would not be a range of unit values, expense ratios or total return ratios.

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2020, were as follows:

Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio**	Total Return***

American Century VP Disciplined Core Value Fund I (d)
2020	2	$29.46	$56	1.81%	1.00%	10.69%
2019	2	26.61	51	2.12%	1.00%	22.72%
2018	2	21.69	41	2.05%	1.00%	-7.80%
2017	2	23.52	45	2.37%	1.00%	19.29%
2016	2	19.72	38	2.35%	1.00%	12.35%
American Century VP International
2020	4	22.77	99	0.43%	1.00%	24.62%
2019	4	18.27	80	0.86%	1.00%	27.14%
2018	4	14.37	63	1.36%	1.00%	-16.07%
2017	4	17.12	75	0.87%	1.00%	29.90%
2016	4	13.18	58	1.03%	1.00%	-6.44%
American Century VP Ultra
2020	4	47.30	172	0.00%	1.00%	48.36%
2019	4	31.88	116	0.00%	1.00%	-33.24%
2018	4	23.93	87	0.28%	1.00%	-0.25%
2017	4	23.99	87	0.37%	1.00%	30.91%
2016	4	18.32	67	0.33%	1.00%	3.41%
Federated Hermes for US Government Securities II (c)
2020	21	16.88	357	2.41%	1.00%	4.16%
2019	21	16.21	343	2.42%	1.00%	4.84%
2018	21	15.46	332	2.36%	1.00%	-0.55%
2017	21	15.54	334	2.33%	1.00%	0.91%
2016	21	15.40	331	2.51%	1.00%	0.60%

(6) Financial Highlights, continued

	As of December 31			For the year ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio**	Total Return***

Federated Hermes Government Money Fund II (a)
2020	12	$18.70	$233	0.20%	1.00%	-0.80%
2019	12	18.85	235	1.71%	1.00%	0.63%
2018	14	18.74	260	1.29%	1.00%	0.24%
2017	18	18.69	335	0.31%	1.00%	-0.69%
2016	18	18.82	337	0.00%	1.00%	-0.99%
Federated Hermes High Income Bond II (b)
2020	27	31.27	831	5.56%	1.00%	4.54%
2019	27	29.91	795	6.14%	1.00%	13.40%
2018	27	26.37	710	8.03%	1.00%	-4.25%
2017	27	27.55	741	6.68%	1.00%	5.88%
2016	27	26.02	700	6.15%	1.00%	13.68%
Fidelity Contrafund - Class 2
2020	27	50.56	1341	0.07%	1.00%	28.94%
2019	27	39.21	1040	0.22%	1.00%	29.97%
2018	27	30.17	812	0.47%	1.00%	-7.57%
2017	27	32.64	879	0.79%	1.00%	20.38%
2016	27	27.12	730	0.66%	1.00%	6.66%
Fidelity Growth & Income - Class 2
2020	32	28.81	935	1.76%	1.00%	6.52%
2019	32	27.05	878	3.47%	1.00%	28.39%
2018	33	21.07	690	0.20%	1.00%	-10.10%
2017	33	23.43	768	1.10%	1.00%	15.45%
2016	33	20.30	665	1.55%	1.00%	14.66%

* These ratios represent the dividends, excluding distributions of capital gains (both long-term and short-term), received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount if affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Effective April 28, 2020, name changed from Federated Government Money Fund II — Class

(b) Effective April 28, 2020, name changed from Federated High Income Bond II — Class P

(c) Effective April 28, 2020, name changed from Federated US Government II — Class A

(d) Effective September 25, 2020, name changed from American Century VP Income Growth

(7) Expenses

The following is a summary of Separate Account expense charges which are assessed either as a direct redemption of units or as a reduction in unit values for all contracts contained within the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is assessed through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets.

Annual rate of 1.00% assessed monthly
Contract Issue Charge An annual fee is assessed to reimburse Protective Life for expenses incurred in the issuance of the Contract and is deducted through a redemption of units.	Annual fee of 0 - $25

Sales Charge
This fee is charged from each purchase payment to cover the expenses associated with the sales and distribution of the Contracts and is assessed through a redemption of units. The sales charge percentage is based upon the current purchase payment.

5% - 7%

Termination Charge
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the Contracts. The percentage charged is assessed through a redemption of units.

0.0% - 2.0%

(8) Related Party Matters

Contract owners’ net payments represent premiums received from contract owners less certain deductions made by Protective Life in accordance with the Contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

Investment Distributors, Inc., a wholly owned subsidiary of PLC, is the principal underwriter for the Separate Account.

(9) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2020, and through the financial statement issuance date.  All accounting and disclosure requirements related to subsequent events are included in our financial statements.